Disclosure of operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Revenues	$ 12,716,596	$ 6,062,778	$ 8,077,143
Customer A [Member]
Statements Line Items
Revenues	6,158,718	2,934,404	2,511,850
Customer B [Member]
Statements Line Items
Revenues	$ 1,524,550	$ 896,965	$ 2,107,426